Subsequent Events (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 07, 2022	Mar. 30, 2022	Nov. 30, 2021	Jan. 16, 2020	Sep. 30, 2021	Dec. 31, 2023
Subsequent Events [Abstract]
Preliminary rate			66.70%	6.75%
Preliminary tariff reduction rate				1.46%
Preliminary tariff dumping rate					4.93%	4.93%
Payment amount (in Dollars)		$ 189
Federal rate percentage	6.35%